Income tax and deferred taxes (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax and deferred taxes [Abstract]
Deferred tax assets and liabilities, net opening balance	$ (183,411)	$ (175,361)
Increase (decrease) in deferred taxes in profit or loss	29,096	(5,758)
Increase (decrease) in deferred taxes in equity	(1,786)	(2,292)
Deferred tax liability (asset) at end of period	$ (156,101)	$ (183,411)